Filed pursuant to Rule 497(e)			Registration Statement Nos. 33-29180
                                                   		       and 811-05823

                          Supplement dated May 21, 2010
              to the Domini Social Investment Trust
		Statement of Additional Information
     dated November 27, 2009, regarding the Domini Social Equity Fund(R)
          and Domini International Social Equity FundSM
              (each a "Fund" and collectively the "Funds")

The following should replace the section relating to "Additional Information Regarding Class A Sales Charges" found on page 33 of the Statement of Additional Information.

Additional Information Regarding Class A Sales Charges

Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge (expressed as a percentage of the public offering price) on a single transaction as shown in the following table. As provided in the table, the percentage sales charge declines based upon the dollar value of Class A shares an investor purchases. The Fund receives the entire net asset value of all Class A shares that are sold. The Distributor retains the full applicable sales charge from which the Distributor pays the uniform reallowances shown in the table below.

                              CLASS A SALES                           BROKER-DEALER
AMOUNT                        CHARGE AS %          CLASS A SALES      COMMISSION AS
OF INVESTMENT                 OF OFFERING          CHARGE AS %	      % OF OFFERING
IN CLASS A SHARES             PRICE                OF INVESTMENT       PRICE
----------------------------- -----------------   ------------------- ----------------
Less than $50,000              4.75%                4.99%               4.00%

$50,000 but                    3.75%                3.90%               3.00%
less than $100,000

$100,000 but less              2.75%                2.83%               2.25%
than $250,000

$250,000 but less              1.75%                1.78%               1.25%
than $500,000

$500,000 but less              1.00%                1.01%               0.80%
than $1 million

$1 million                     None*                None*                None*
and over

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*  Investors pay no initial sales charge when they invest $1 million or more in Class A shares of the Funds, as applicable. However, investors may be subject to a contingent deferred sales charge (CDSC) of up to 1.00% of the lesser of the cost of the Class A shares at the date of purchase or the value of the shares at the time of redemption if they redeem within one year of purchase.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION
		FOR FUTURE  REFERENCE.